Stockholders' Deficit (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013
Issuance of preferred stock for subsciption agreement
Sun & Sun Industries Inc [Member]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, no par value
Preferred stock, shares issued	3,499,924	2,174,576	2,174,576
Preferred stock, shares outstanding	3,499,924	2,174,576	2,174,576
Common stock, shares authorized	3,000,000	3,000,000	3,000,000
Common stock, no par value
Common stock, shares issued	100,000	100,000	100,000
Common stock, shares outstanding	100,000	100,000	100,000
Issuance of preferred stock, shares	1,325,348	1,000,000
Issuance of preferred stock for subsciption agreement		1,000,000
Distribution agreement date	Oct. 17, 2014
Sun & Sun Industries Inc [Member] | Preferred Stockholder [Member]
Contributed capital from preferred stockholders			$ 650,000